CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULES OF CONCENTRATION OF RISK
Vendors	Percentage of respective fiscal year			Year ended March 31,
	2024	2025	2026	2024	2025	2026
				HKD	HKD	HKD
Vendor A	24.2%	21.1%	20.7%	2,745,741	7,140,894	10,386,007
Vendor B	-	13.4%	-	-	4,527,190	-
Vendor C	-	11.6%	-	-	3,921,443	-
Vendor D	-	-	14.6%	-	-	7,321,250